M-Systems Flash Disk Pioneers Ltd.

7 Atir Yeda Street, Kfar Saba, Israel 44425

October 25, 2005

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Mr. Mark P. Shuman

Re:   M-Systems Flash Disk Pioneers Ltd. (the "Company") - Registration Statement on Form F-3 (File Number 333-126774)

Dear Mr. Shuman,

Please find below the Company`s responses to the comments of the Securities and Exchange Commission (the "Commission") set forth in the letter dated October 21, 2005 (the "Comment Letter"). For ease of reference, each comment contained in the Comment Letter is repeated herein and is followed by the Company's response.

We have also filed with the Commission, concurrently herewith, an amended Registration Statement on Form F-3, reflecting the Company`s responses to the Comment Letter.

Should you wish to discuss the enclosed materials at any time, please do not hesitate to contact the undersigned at +972-9-764-5000.

Sincerely,

Donna Gershowitz

General Counsel

M-Systems Flash Disk Pioneers Ltd.

Cc:  Clifford M.J. Felig, Adv.

Meitar Liquornik Geva & Leshem Brandwein

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Form F-3, as amended

General

1.                  Please ensure that copies marked to show changes between all amendments are filed on Edgar as correspondence.

Simultaneously herewith, we are filing with the Commission as correspondence copies of the registration statement and Exhibits 5.1, 5.2 and 5.3 thereto, marked to show changes from the previously filed drafts thereof.

Selling Securityholders, page 69

2.                  We note the addition of a number of selling securityholders in amendments 2 and 3 to the registration statement. While it appears that you have provided the natural person disclosure we requested in comment 4 of our letter dated August 17, 2005 with respect to some of these additional selling securityholders, we note that you have not provided such disclosure with respect to the selling securityholders covered by footnote 18. In this regard, we note that while these selling securityholders appear to be different entities that are not related to one another, footnote 18 seems to indicate that they are all controlled by the same unidentified publicly held company. For each selling securityholder currently covered by footnote 18, revise to either identify the natural person who holds voting and/or investment power with respect to the securities being offered for resale, or to identify the publicly held company that controls such securities by name. See Interpretation I.60 of the July 1997 manual of publicly available CF telephone interpretations, as well as interpretation 4S of the Regulation S-K portion of the March 1999 supplement to the CF telephone interpretation manual.

We have amended the registration statement on page 76 in response to the Commission`s comment.

Plan of Distribution, page 75

3.                  While we note that you have added D.E. Shaw to your list of affiliates of broker-dealers in the plan of distribution, please confirm that none of the other selling securityholders you added in either amendment 2 or amendment 3 to the registration statement are registered broker-dealers or affiliates of broker-dealers.

We confirm that, based on the information provided to us by the other selling securityholders we have added in either amendment 2 or amendment 3 to the registration statement, none of such other selling securityholders are registered broker-dealers or affiliates of broker-dealers.

Part II

Exhibit 5.2

4.                  We note the addition of Schedule 1 to this exhibit. However, the purpose of qualifications 1.2 through 1.11 is unclear considering that the opinions expressed on page 2 are as of the date of the opinion. It appears that these qualifications relate to possible future events that do not seem to currently impact the opinions being given. Please advise or revise to remove these qualifications.

We have amended Exhibit 5.2 of the registration statement in response to the Commission`s comment.  With respect to the qualifications, we have been advised by the Company's Cayman Islands counsel as follows:

(i) General:  Given that the Indenture and the Notes are governed by New York law and there is a New York jurisdiction clause, many of the qualifications would be relevant in any event in that they relate to enforcement in the Cayman Islands courts, which would be an unlikely scenario.

(ii) Qualification 1.2:  The correct stamp duty must be applied to documents before they can be placed in evidence in the Cayman Islands. This applies on the date of the opinion as well as in the future.

(iii) Qualification 1.3:  The qualification concerning the ongoing duty to pay filing fees and make returns has been deleted (Cayman Islands counsel's opinion as to good standing is based on the good standing certificate).

(iv) Qualification 1.4:  Cayman Islands counsel has confirmed that as of the date hereof, the Cayman Islands have not implemented United Nations sanctions in respect of Israel or the United States (or the Cayman Islands).

(v) Qualification 1.5:  This qualification is self-explanatory and is required in all of Cayman Islands counsel's opinions where documents are expressed to be dated "as of" a particular date.

(vi) Qualifications 1.6 - 1.8:  These qualifications relate to enforcement in the Cayman Islands courts and would apply only if enforcement occurs in the Cayman Islands courts.

(vii) Qualification 1.9:  Since the opinion of Cayman Islands counsel relates only to matters of Cayman Islands law, Cayman Islands counsel have deleted this qualification as the substance of it is already incorporated in the opinion.

(viii) Qualification 1.10:  This qualification relates to transfer in jurisdictions in respect of which Cayman Islands counsel are unable to express opinions.

(ix) Qualification 1.11:  This is the standard qualification which Cayman Islands counsel includes in its opinions, to ensure that there is no implied representation that such counsel is opining on the merits of a transaction.

Exhibit 5.3

5.                  Please refer to prior comment 5 of our letter dated September 27, 2005. We note the changes made to exhibits 5.1, 5.2 and 5.3 in response to our comment. However, exhibit 5.3 continues to make the assumptions to which our previous comment objected. Counsel should revise this opinion to remove the objectionable assumptions and indicate, if true, that counsel has relied upon the opinions provided by Israeli and Cayman Islands counsel for these issues rather than merely noting the other opinions.

We have amended Exhibits 5.1 and 5.3 of the registration statement in response to the Commission`s comment.

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